Pension and Postretirement Benefits (Plan Assets by Percentage Allocation) (Details)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
U.S Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	50.00%
U.S Defined Benefit Plans [Member] | U.S. Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	28.00%		35.00%
Plan assets, actual allocation	28.00%		35.00%
U.S Defined Benefit Plans [Member] | U.S. Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	4.00%		5.00%
Plan assets, actual allocation	4.00%		5.00%
U.S Defined Benefit Plans [Member] | International Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	14.00%		10.00%
Plan assets, actual allocation	14.00%		10.00%
U.S Defined Benefit Plans [Member] | Long-Term Government/Credit [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	21.00%		29.00%
Plan assets, actual allocation	21.00%		29.00%
U.S Defined Benefit Plans [Member] | Intermediate Bond [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	28.00%		21.00%
Plan assets, actual allocation	28.00%		21.00%
U.S Defined Benefit Plans [Member] | Hedge Funds, Multi-strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	0.00%		0.00%
Plan assets, actual allocation	0.00%		0.00%
U.S Defined Benefit Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	0.00%		0.00%
Plan assets, actual allocation	0.00%		0.00%
U.S Defined Benefit Plans [Member] | Emerging Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	4.00%	[1]	0.00%	[1]
Plan assets, actual allocation	4.00%	[1]	0.00%	[1]
U.S Defined Benefit Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	50.00%		50.00%
Plan assets, actual allocation	50.00%		50.00%
U.S Defined Benefit Plans [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	50.00%		50.00%
Plan assets, actual allocation	50.00%		50.00%
U.S Defined Benefit Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	0.00%	[2]	0.00%	[2]
Plan assets, actual allocation	0.00%	[2]	0.00%	[2]
Non-U.S Defined Benefit Plans [Member] | North American Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	5.00%		5.00%
Plan assets, actual allocation	5.00%		5.00%
Non-U.S Defined Benefit Plans [Member] | U.K. Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	20.00%		26.00%
Plan assets, actual allocation	20.00%		26.00%
Non-U.S Defined Benefit Plans [Member] | European Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	6.00%		7.00%
Plan assets, actual allocation	6.00%		7.00%
Non-U.S Defined Benefit Plans [Member] | Asia Pacific Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	5.00%		6.00%
Plan assets, actual allocation	5.00%		6.00%
Non-U.S Defined Benefit Plans [Member] | Global Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	1.00%		3.00%
Plan assets, actual allocation	1.00%		3.00%
Non-U.S Defined Benefit Plans [Member] | Emerging Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	0.00%	[3]	0.00%	[3]
Plan assets, actual allocation	0.00%	[3]	0.00%	[3]
Non-U.S Defined Benefit Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	37.00%		47.00%
Plan assets, actual allocation	37.00%		47.00%
Non-U.S Defined Benefit Plans [Member] | U.K. Government Gilt Index [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	21.00%		18.00%
Plan assets, actual allocation	21.00%		18.00%
Non-U.S Defined Benefit Plans [Member] | U.K. Corporate Bond Index [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	17.00%		15.00%
Plan assets, actual allocation	17.00%		15.00%
Non-U.S Defined Benefit Plans [Member] | Global Index Income Bond [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	23.00%		18.00%
Plan assets, actual allocation	23.00%		18.00%
Non-U.S Defined Benefit Plans [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	61.00%		51.00%
Plan assets, actual allocation	61.00%		51.00%
Non-U.S Defined Benefit Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	2.00%		2.00%
Plan assets, actual allocation	2.00%		2.00%

[1]	Less than 1% of holdings are in the Emerging Markets category in 2010.
[2]	Less than 1% of holdings are in the Other category in 2011 and 2010.
[3]	Less than 1% of holdings are in the Emerging Markets category in 2010